16. Short and long-term debt (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfDebtLineItems [Line Items]
Payments	R$ 610,600
Premium paid	34,979
USD
DisclosureOfDebtLineItems [Line Items]
Payments	184,404
Premium paid	R$ 10,717
Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity date	07/2021
Transaction Date	Jan-18
Payments	R$ 42,019
Premium paid	R$ 5,644
Senior Notes V [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity date	Dec-18
Transaction Date	Jan-18
Payments	R$ 7,379
Premium paid	R$ 0
Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity date	Dec-28
Transaction Date	Jan-18
Payments	R$ 18,348
Premium paid	R$ 2,477
Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity date	Jul-20
Transaction Date	Mar-18
Payments	R$ 95,777
Premium paid	R$ 1,474
Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity date	Feb-23
Transaction Date	Mar-18
Payments	R$ 20,881
Premium paid	R$ 1,122